Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity
Ordinary shares par value	$ 0.015	$ 0.015
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	28,816,663	3,351,336
Ordinary shares outstanding	28,816,663	3,351,336